Note 11 - Supplemental Balance Sheet Information	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
11.	Supplemental balance sheet information

Other current liabilities consist of the following:

	As of December 31,	As of March 31,
	2019	2020
	$	$
		(Unaudited)

Compensation related	226	207
Professional services	-	543
Other taxes related	798	810
Other	65	125

Total	1,089	1,685